Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration [Line Items]
Accounts Receivable	R$ 361,491	R$ 154,328
Variable consideration (2.3%)	8,315	3,549
Accounts receivable including Variable consideration	369,806	157,877
Jatoba III [Member]
Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration [Line Items]
Accounts Receivable	56,332	55,911
Variable consideration (2.3%)	1,296	1,286
Accounts receivable including Variable consideration	57,628	57,197
Jatoba IV [Member]
Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration [Line Items]
Accounts Receivable	14,243	19,088
Variable consideration (2.3%)	328	439
Accounts receivable including Variable consideration	14,571	19,527
Jatoba V [Member]
Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration [Line Items]
Accounts Receivable	40,597	40,887
Variable consideration (2.3%)	934	940
Accounts receivable including Variable consideration	41,531	41,827
Jatoba VI [Member]
Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration [Line Items]
Accounts Receivable	39,439	38,442
Variable consideration (2.3%)	907	884
Accounts receivable including Variable consideration	40,346	R$ 39,326
Alto Taquari IV [Member]
Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration [Line Items]
Accounts Receivable	137,261
Variable consideration (2.3%)	3,157
Accounts receivable including Variable consideration	140,418
Rio do Meio I [Member]
Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration [Line Items]
Accounts Receivable	73,619
Variable consideration (2.3%)	1,693
Accounts receivable including Variable consideration	R$ 75,312